Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Earnings per Share

	2019	2018	2017
	million	million	million
Issued ordinary shares at January 1	12,267	10,088	9,818
Effect of issuance of A shares	—	450	—
Effect of issuance of H shares	—	181	106

Weighted average number of ordinary shares at December 31	12,267	10,719	9,924